Investments in an Equity Investee - Reconciliation of summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Net Income (Loss)	$ 37,729	$ 100,780	$ (360,835)
Carrying amount of investments	77,765	48,411
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	91,628	141,433	145,741
Net Income (Loss)	93,706	94,852	99,716
Dividends declared	(29,587)	(146,974)	(87,436)
Deemed distribution	(690)
Other comprehensive (loss)/income	(3,801)	2,317	(16,588)
Closing net assets after non-controlling interests	151,256	91,628	141,433
Group's share of net assets	75,628	45,814	70,717
Goodwill	2,718	2,795	2,872
Elimination of unrealized profits on downstream sales	(581)	(198)	(128)
Carrying amount of investments	$ 77,765	$ 48,411	$ 73,461